RECEIVABLES (Schedule of receivables) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Receivables [Abstract]
Taxes receivable	$ 16,368	$ 13,829	$ 10,834
Trade receivables	238,023	189,192	401,476
Total receivables	$ 254,391	$ 203,021	$ 412,310